(ICON)

Prudential
Global
Limited
Maturity
Fund, Inc.
----------------------------------
Limited Maturity Portfolio

ANNUAL
REPORT
Oct. 31, 1996
(LOGO)

Prudential Global Limited Maturity Fund, Inc.
Limited Maturity Portfolio

Performance At A Glance.

It's been a good year for global bonds. Stability in high-yielding emerging markets and subdued world-wide inflation pushed interest rates down and bond prices up over the last 12 months. As a result, the Prudential Global Limited
Maturity Fund: Limited Maturity Portfolio provided strong, total returns for the 12-month period ended October 31. Class A shares matched the average short-term world multi-market fund measured by Lipper Analytical Services, while
Class B and Class C shares finished slightly behind.


Cumulative Total Returns1                                As
of 10/31/96

                                       One         Five
Since
                                       Year        Years
Inception2
                        Class A         12.4%        24.8%
37.9%
                        Class B         11.6         20.6
32.1
                        Class C         11.6         N/A
17.6
Lipper Global Income Fund Avg.3         12.4        43.94
55.94
Lipper Short World Multi Mkt Avg.        9.5        19.3
27.3

Average Annual Total Returns1                       As of
9/30/96

                                       One         Five
Since
                                       Year        Years
Inception2
                        Class A          7.7%        3.7%
4.7%
                        Class B          7.3         3.6
4.5
                        Class C          9.3         N/A
6.9

Past performance is not indicative of future results. Total return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.1Source:
Prudential Mutual Fund
Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1% and 1% over four years. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis after approximately five years.

2Inception dates: 11/1/90 for Class A and Class B shares;
8/1/94 for Class
C shares.

3This is the Global Income Fund Average of 122 funds for one year, 34 funds for five years and 28 funds since inception of the Class A shares on 11/1/90 as measured by Lipper Analytical Services. The Lipper Short World Average includes 32 funds for one year, 18 funds for five years and 10 funds since inception of Class A shares.

4The Fund performs significantly behind the Lipper average over the period because both the Fund's investment objective and Lipper's classification of the Fund changed. Until October, 1995, this Fund had an average short-term maturity of 3 years or less. It now has an average intermediate maturity of from 2 to 5 years. In addition, this spring, Lipper placed this Fund into a category including funds with all maturity ranges.

How Investments Compared.
(As of 10/31/96)

(GRAPH)

  U.S.      General      General       U.S.
Growth       Bond       Muni Debt    Taxable
 Funds      Funds        Funds     Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Gabriel Irwin and Simon Wells, Fund Managers

(PHOTO)
Portfolio
Managers' Report

The Portfolio invests in debt securities denominated in the U.S. dollar and a range of foreign currencies. The Portfolio's weighted average maturity is more than two years but less than five years, with each security generally maturing in no more than 10 years. The Portfolio may invest up to 20% of total assets in securities rated below investment grade, but with a minimum rating of B by
Moody's Investors Services or Standard & Poor's Ratings Group or another nationally recognized statistical rating organization. The Portfolio will invest at least 30% of its assets in U.S. dollar-denominated securities or in cash. The Portfolio is subject to all the risks associated with foreign investing, including currency, political and social risks and potential illiquidity.

Our Dollar Position.
As of October 31, 1996, The Prudential Global Limited
Maturity Fund: Limited
Maturity Portfolio held 88% of its total net assets in U.S.
dollars or dollar
bloc currencies, compared to 89% a year ago. We're value investors and we hold a relatively strong dollar position because we expect the currency of dollar-bloc countries to remain strong.

Strategy Session.

We hold an intermediate term maturity -- 3.4 years as of October 31 -- and focus on the most attractive total return available in 25 markets around the globe. This year, we found the most opportunity in the industrialized countries of Europe and the emerging markets of Latin America and Eastern Europe. We also held 32% of net assets in the U.S.

Emerging Markets.
After several disappointing years, the emerging markets started to improve last year. Economic and political conditions stabilized, so we built up our presence and had tripled our exposure to about 30% of your Fund's assets on
October 31, 1996. We concentrated on higher rated securities within these markets. This helped our performance because emerging markets performed better than any others in the world over the last year, as measured by Lehman
Brothers.

Diversification is our byword when participating in these markets. In the
Americas, we owned bonds in Mexico, which has been fairly stable since the
1994 peso crisis, and in Columbia, which also has a reasonably well-managed economy. We balanced our more exotic emerging market exposure by holding more than 52% of assets in securities rated triple A. We did particularly well with our holdings in Spain and Italy, where bonds returned 11.2% over the last year in U.S. dollars, as measured by Lehman Brothers.

Portfolio Breakdown.
Expressed as a percentage of
total investments as of 10/31/96.
(PIE CHART)

What Went Well.

Timing Is Everything. . .
After the peso crisis of Christmas, 1994, when the currency fell sharply and bond prices plummeted, demand for Mexican securities evaporated. But investors who ignore the developing countries do so only at their own risk, because these markets can offer some of the most substantial returns in the world. So we've been looking for economic and fiscal stability to return to these markets. This year, it finally happened in Latin America. As a result, the
Latin and South American markets had a truly remarkable 12 months, returning more than 33% in U.S. dollars, as measured by Lehman Brothers' Emerging
Americas Index. (That's a better return than the U.S. stock market, we might add).

 . . . Everywhere.
Five years ago, who would have ever dreamed of holding bonds issued in Eastern
European countries like Hungary, Poland and the Czech Republic? Today, they host some extremely profitable investments, so we held slightly less more than
4% of the Fund there. We owned Hungarian bonds denominated in the Florin, yielding about 23%; Polish bonds in Zlotys, yielding 18%, and Czech Korunas yielding 12%.

And Not So Well.

Giving Up Garlic.
Short-term interest rates fell quite a bit over the past 12 months in high yielding markets that international bond traders like to call the "Garlic Belt"
-- Spain and Italy. After bonds there seemed to be approaching a top this summer, we reduced our holdings in these two countries from 11.7% of assets to
11.2%. We wish we had swallowed hard and held on, because these bonds appreciated further.

Looking Ahead.
As we look across our 25 worldwide bond markets, there always seems to be opportunity somewhere. Here's what we like:

- New Zealand: Short-term interest rates are about 9.5%, while inflation is about 1.5%, so this is a very attractive country for us.
By law, New
   Zealand has tight controls on inflation. That makes it a very hospitable country for bond holders.

- Australia: Bonds here are paying 7.2% now. The country has a new conservative government in power, which should bring a tighter rein on fiscal policy, making bonds here more attractive.

- Canada: Bonds here are hovering about 6.2%. The government has cut interest rates this year to their lowest level in two and a half years. Canada's inflation rate has been below that of the U.S. for more than four consecutive years, its public finances have been improving and its international balance of payments have swung back into the black for the first time in 11 years.

Five Largest Issuers.

8.6%            Queensland Treasury
                Gov't Bonds
7.6%            Canadian Gov't Bonds
7.0%            Kingdom of Denmark
6.5%            New Zealand Gov't Bonds
5.3%            Spanish Gov't Bonds

Expressed as a percentage of total net assets as of 10/31/96.

------------------------------------------------------------
-------------------

President's Letter
(PHOTO)
December 2, 1996

Dear Shareholder:
For many investors, 1996 may well be the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones Industrial Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October.
America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for 1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up. (Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help you:

- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds
(foreign & domestic)
   and money market funds you may be in a better position to achieve your long-
   term goals and to weather periods of uncertainty.

- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM
Variable Annuity offers
   you many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-rate investment options offering a broad array of investment objectives and styles.

- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996.
   The IRS deadline is April 15, 1997, but it's best to act sooner.

Why not contact your Financial Advisor or Registered
Representative today? If
you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,


Richard A. Redeker
President


P.S. Your 1997 Prudential IRA contribution may qualify you
for a waiver of the
annual custodial fee. Ask your financial representative for
details.
------------------------------------------------------------
-------------------
2

                                     PRUDENTIAL GLOBAL
LIMITED
Portfolio of Investments             MATURITY FUND, INC.
as of October 31, 1996               LIMITED MATURITY
PORTFOLIO
------------------------------------------------------------

Principal                                       US$
Amount                                          Value
(000)        Description                        (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--78.2%
------------------------------------------------------------
Australia--8.6%
             Queensland Treasury Corp.,
A$   6,000   8.00%, 7/14/99                     $  4,905,242
     6,000   8.00%, 5/14/03                        4,905,241
                                                ------------
                                                   9,810,483
------------------------------------------------------------
Canada--7.6%
             Canadian Gov't. Bonds,
C$   7,500   7.50%, 3/1/01                         6,041,837
     3,000   9.00%, 12/1/04                        2,631,516
                                                ------------
                                                   8,673,353
------------------------------------------------------------
Czech Republic--0.7%
CZK 10,000   International Finance Corp.,
                10.50%, 11/30/98                     369,579
    10,370   Skoda Finance,
                11.625%, 2/9/98                      384,795
                                                ------------
                                                     754,374
------------------------------------------------------------
Denmark--4.2%
DKr 27,000   Kingdom of Denmark,
                7.00%, 12/15/04                    4,762,109
------------------------------------------------------------
Germany--4.2%
DM   1,000   Nacional Financiera SNC,
                10.00%, 8/17/98                      703,146
     3,000   Republic of Columbia,
                7.25%, 12/21/00                    2,046,987
     3,000   Tokyo Gas Co.,
                7.00%, 7/27/05                     2,071,768
                                                ------------
                                                   4,821,901
Ireland--4.0%
IEP  1,000   Euro Investor Bank,
                7.75%, 8/5/03                   $  1,711,213
     1,500   Irish Gov't. Bonds,
                9.25%, 7/11/03                     2,805,166
                                                ------------
                                                   4,516,379
------------------------------------------------------------
Italy--4.6%
             Abbey National Treasury Svcs.,
L1,000,000      Zero Coupon, 12/14/01                447,486
 1,000,000      8.375%, 1/10/03                      673,042
 4,000,000   Pepsico, Inc.,
                11.375%, 2/13/98                   2,742,292
 2,000,000   Republic of Italy,
                8.50%, 1/1/04                      1,356,636
                                                ------------
                                                   5,219,456
------------------------------------------------------------
Netherlands--3.8%
NLG  7,000   Dutch Gov't. Bonds,
                6.50%, 4/15/03                     4,367,003
------------------------------------------------------------
New Zealand--3.8%
NZ$  6,000   New Zealand Gov't. Bonds,
                8.00%, 2/15/01                     4,361,439
------------------------------------------------------------
Poland--0.4%
PLN    750   General Electric Capital Corp.,
                18.25%, 2/27/98                      261,369
       750   Government of Poland,
                16.00%, 10/12/98                     250,320
                                                ------------
                                                     511,689

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

                                     PRUDENTIAL GLOBAL
LIMITED
Portfolio of Investments             MATURITY FUND, INC.
as of October 31, 1996               LIMITED MATURITY
PORTFOLIO
------------------------------------------------------------

Principal                                       US$
Amount                                          Value
(000)        Description                        (Note 1)
------------------------------------------------------------
Spain--6.6%
Pts180,000   Republic of Argentina,
                12.80%, 12/9/97                 $  1,468,984
             Spanish Gov't. Bonds,
   300,000      11.45%, 8/30/98                    2,538,471
   300,000      10.30%, 6/15/02                    2,672,421
   100,000      8.00%, 5/30/04                       802,762
                                                ------------
                                                   7,482,638
------------------------------------------------------------
United Kingdom--5.2%
BP     500   Banco Nacional de Comercio
                Exterior SNC,
                8.75%, 9/28/00                       771,969
     2,000   Kingdom of Denmark,
                6.75%, 8/24/98                     3,244,914
     1,200   United Kingdom Treasury Bonds,
                6.75%, 11/26/04                    1,862,490
                                                ------------
                                                   5,879,373
------------------------------------------------------------
United States--24.5%
Central Banks--0.9%
US$    214   Banco Central do Brasil,
                6.46875%, 10/15/99                   211,607
       750   Banco del Estado Chile,
                8.39%, 8/1/01                        795,937
                                                ------------
                                                   1,007,544
Corporate Bonds--5.7%
     1,000   Cadbury Schweppes,
                6.25%, 10/4/99                     1,003,000
     2,500   Empresas Louisiana Modern,
                10.25%, 11/12/97                   2,556,250
     2,000   Ford Motor Credit Co.,
                6.25%, 11/8/00                     1,979,000
     1,000   Nacional Financiera SNC,
                5.875%, 2/17/98                      975,000
                                                ------------
                                                   6,513,250
Sovereign Bonds--11.7%
US$  1,250   Bancomer S.A.,
                8.00%, 7/7/98                   $  1,246,250
     3,080   Empresa de Petroleos,
                7.25%, 7/8/98                      3,093,860
     2,000   Madrid Comunidad,
                5.75%, 7/8/98                      1,992,000
     1,750   National Bank of Romania,
                9.75%, 6/25/99                     1,740,156
       490   Republic of Argentina,
                Zero Coupon, 3/31/05                 401,800
       455   Republic of Brazil,
                6.6875%, 1/1/01                      436,800
     1,750   Rio De Janeiro Municipality,
                10.375%, 7/12/99                   1,798,125
     1,015   Trinidad & Tobago Republic,
                9.75%, 11/3/00                     1,073,363
     1,500   United Mexican States,
                7.6875%, 8/6/01                    1,501,650
                                                ------------
                                                  13,284,004
Supranational Bonds--1.1%
     1,300   Corporacion Andina de Formento,
                7.25%, 4/30/98                     1,317,875
                                                ------------
U.S. Government Obligations--5.1%
             United States Treasury Notes,
     1,250      5.875%, 8/15/98                    1,252,925
     4,500      6.125%, 9/30/00                    4,514,040
                                                ------------
                                                   5,766,965
                                                ------------
                                                  27,889,638
                                                ------------
             Total long-term investments
                (cost US$86,538,440)              89,049,835
                                                ------------

------------------------------------------------------------
--------------------
-----4                                        See Notes to
Financial Statements.

                                     PRUDENTIAL GLOBAL
LIMITED
Portfolio of Investments             MATURITY FUND, INC.
as of October 31, 1996               LIMITED MATURITY
PORTFOLIO
------------------------------------------------------------

Principal                                       US$
Amount                                          Value
(000)        Description                        (Note 1)
------------------------------------------------------------
SHORT-TERM INVESTMENTS--17.2%
------------------------------------------------------------
Czech Republic--0.6%
CZK$20,000   ING Bank,
                Zero Coupon, 11/25/96           $    737,462
------------------------------------------------------------
European Community--1.7%
ECU  1,481    Nacional Financiera SNC,
                10.25%, 3/11/97                    1,915,572
------------------------------------------------------------
Hungarian--1.0%
             Hungarian Treasury Bills,
HUF119,800      Zero Coupon, 11/8/96                 768,444
    60,000      25.00%, 5/27/97                      385,544
                                                ------------
                                                   1,153,988
------------------------------------------------------------
Netherlands--1.1%
NLG  2,000   Republic of Argentina,
                8.00%, 8/9/97                      1,205,112
------------------------------------------------------------
New Zealand--2.6%
NZD  4,250   New Zealand Gov't. Bonds,
                9.00%, 11/15/96                    3,003,403
------------------------------------------------------------
Poland--0.9%
             Polish Treasury Bills,
PLZ  1,250      Zero Coupon, 11/20/96                440,608
       750      Zero Coupon, 12/11/96                261,310
     1,000      Zero Coupon, 1/22/97                 341,063
                                                ------------
                                                   1,042,981
United Kingdom--2.2%
BP     500   General Electric Capital Corp.,
                8.25%, 11/18/96                 $    814,076
     1,000   Halifax Building Society,
                8.75%, 10/17/97                    1,657,445
                                                ------------
                                                   2,471,521
------------------------------------------------------------
United States--7.1%
US$  2,000   Financiera Energetica Nacional,
                6.625%, 12/13/96                   2,000,000
     3,000   Fomento Economico Mexicano S.A.,
                9.50%, 7/22/97                     3,036,000
     1,446   Joint Repurchase Agreement
                Account,
                5.548%, 11/1/96 (Note 5)           1,446,000
       600   Nafin Securities Ltd.,
                6.00%, 12/19/96                      600,000
     1,000   United Mexican States,
                11.25%, 7/21/97                    1,030,000
                                                ------------
                                                   8,112,000
                                                ------------
             Total short-term investments
                (cost US$19,461,059)              19,642,039
                                                ------------
------------------------------------------------------------
Total Investments--95.4%
             (cost $105,999,499; Note 4)         108,691,874
             Other assets in excess of
                liabilities--4.6%                  5,216,079
                                                ------------
             Net Assets--100%                   $113,907,953
                                                ------------
                                                ------------

---------------
Portfolio securities are classified by country according to the security's currency denomination.

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Statement of Assets and Liabilities                  LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

Assets
October 31, 1996
Investments, at value (cost
$105,999,499)...............................................
 ....................       $108,691,874
Foreign currency, at value (cost
$518,967)...................................................
 ...............            522,056
Interest
receivable..................................................
 .......................................          3,491,790
Receivable for investments
sold........................................................
 .....................          3,120,839
Forward currency contracts - net amount receivable from
counterparties......................................
59,990
Receivable for Fund shares
sold........................................................
 .....................              1,512
Deferred expenses and other
assets......................................................
 ....................              3,806

--------------
   Total
assets......................................................
 .......................................        115,891,867

--------------
Liabilities
Payable for Fund shares
reacquired..................................................
 ........................            935,062
Payable for investments
purchased...................................................
 ........................            404,159
Dividends
payable.....................................................
 ......................................            191,953
Accrued
expenses....................................................
 ........................................            187,912
Forward currency contracts - net amount payable to
counterparties...........................................
177,653
Due to
Manager.....................................................
 .........................................             49,532
Due to
Distributor.................................................
 .........................................             37,643

--------------
   Total
liabilities.................................................
 .......................................          1,983,914

--------------
Net
Assets......................................................
 ............................................
$113,907,953

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ............................       $     12,900
   Paid-in capital in excess of
par.........................................................
 ................        147,972,431

--------------

147,985,331
   Undistributed net investment
income......................................................
 ................          3,819,718
   Accumulated net realized loss on
investments.................................................
 ............        (40,500,436)
   Net unrealized appreciation on investments and foreign
currencies........................................
2,603,340

--------------
Net assets, October 31,
1996........................................................
 ........................       $113,907,953

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($69,050,866 / 7,830,926 shares of common stock issued
and outstanding)...............................
$8.82
   Maximum sales charge (3.00% of offering
price)......................................................
 .....                .27

--------------
   Maximum offering price to
public......................................................
 ...................              $9.09

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($44,803,542 / 5,062,680 shares of common stock issued
and outstanding)...............................
$8.85

--------------

--------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($53,545 / 6,050 shares of common stock issued and
outstanding).......................................
$8.85

--------------

--------------

------------------------------------------------------------
--------------------
-----6                                        See Notes to
Financial Statements.

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Operations
------------------------------------------------------------

                                                 Year Ended
Net Investment Income                         October 31,
1996
Income
   Interest................................     $ 10,475,193
                                              --------------
--
Expenses
   Management fee..........................          682,450
   Distribution fee--Class A...............           79,926
   Distribution fee--Class B...............          530,953
   Distribution fee--Class C...............               31
   Transfer agent's fees and expenses......          220,000
   Reports to shareholders.................          188,000
   Custodian's fees and expenses...........          164,000
   Registration fees.......................           71,000
   Directors' fees and expenses............           61,000
   Audit fees and expenses.................           41,000
   Legal fees and expenses.................           21,000
   Miscellaneous...........................            9,408
                                              --------------
--
      Total expenses.......................        2,068,768
                                              --------------
--
Net investment income......................        8,406,425
                                              --------------
--
Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions.................
(505,881)
   Foreign currency transactions...........        4,153,494
                                              --------------
--
                                                   3,647,613
                                              --------------
--
Net change in unrealized appreciation/
   depreciation of:
   Investments.............................        2,555,884
   Foreign currencies......................
(951,767)
                                              --------------
--
                                                   1,604,117
                                              --------------
--
Net gain on investments and foreign
   currencies..............................        5,251,730
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................     $ 13,658,155
                                              --------------
--
                                              --------------
--

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended October 31,
in Net Assets                          1996            1995
Operations
   Net investment income.........  $  8,406,425    $
10,669,508
   Net realized gain (loss) on
      investment and foreign
      currency transactions......     3,647,613
(4,677,372)
   Net change in unrealized
      appreciation/depreciation
      of investments and foreign
      currencies.................     1,604,117
139,570
                                   ------------    ---------
----
Net increase in net assets
   resulting from operations.....    13,658,155
6,131,706
                                   ------------    ---------
----
Net equalization debits..........            --
(165,706)
                                   ------------    ---------
----
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A....................    (3,551,164)
(1,153,940)
      Class B....................    (4,273,201)
(7,189,730)
      Class C....................          (258)
(76)
                                   ------------    ---------
----
                                     (7,824,623)
(8,343,746)
                                   ------------    ---------
----
   Tax return of capital
      distributions
      Class A....................            --
(212,807)
      Class B....................            --
(1,325,913)
      Class C....................            --
(14)
                                   ------------    ---------
----
                                             --
(1,538,734)
                                   ------------    ---------
----
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold.......................    43,445,909
10,196,786
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions..............     4,419,538
5,727,225
   Cost of shares reacquired.....   (66,462,304)
(103,144,120)
                                   ------------    ---------
----
Net decrease in net assets from
   Fund share transactions.......   (18,596,857)
(87,220,109)
                                   ------------    ---------
----
Total decrease...................   (12,763,325)
(91,136,589)
Net Assets
Beginning of year................   126,671,278
217,807,867
                                   ------------    ---------
----
End of year......................  $113,907,953    $
126,671,278
                                   ------------    ---------
----
                                   ------------    ---------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

PRUDENTIAL GLOBAL LIMITED
                                                   MATURITY
FUND, INC.
Notes to Financial Statements                      LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
Prudential Global Limited Maturity Fund, Inc. (the ``Fund'')
is registered under
the Investment Company Act of 1940 as a non-diversified,
open-end management
investment company. The Fund was incorporated in Maryland on
February 21, 1990.
Prior to January 19, 1996 the Fund consisted of two series,
namely: Limited
Maturity Portfolio and Global Assets Portfolio. On January
19, 1996, the Limited
Maturity Portfolio acquired the assets of the Global Assets
Portfolio. The
Limited Maturity Portfolio (the ``Portfolio'') commenced
investment operations
on November 1, 1990. The investment objective of the
Portfolio is to maximize
total return, the components of which are current income and capital
appreciation, by investing primarily in a portfolio of
investment grade debt
securities. The ability of the issuers of the debt
securities held by the Fund
to meet their obligations may be affected by economic
developments in a specific
country or industry.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund, and the Portfolio in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Government securities for which quotations are available will be based on prices provided by an independent pricing service or principal market makers. Other portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the average of the quoted bid and asked prices provided by an independent pricing service or by principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange;

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year.
Similarly, the Fund
does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the fiscal year. Accordingly, such realized foreign currency gains and losses are included in the reported net realized gains
(losses) on investment transactions.

Net realized gain on foreign currency transactions represents net foreign exchange gains or losses from sales and maturities of short-term securities, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and foreign taxes recorded on the Fund's books and the
U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal year end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of U.S.
companies as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
------------------------------------------------------------
--------------------
-----8

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Notes to Financial Statements                       LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from security and currency transactions are calculated on the identified cost basis.
Interest income is
recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Equalization: During the year ended October 31, 1996, the Fund discontinued the accounting practice of equalization. Equalization is a practice whereby a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. The accumulated distributions in excess of net investment income balance of $11,290,809 at October 31, 1995, resulting from equalization, was transferred to paid-in capital in excess of par.

Dividends and Distributions: The Fund declares daily and pays dividends from book basis net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Reclassification of Capital Accounts: The Portfolio accounts and reports for distributions to shareholders in accordance with American Institute of Certified
Public Accountants (AICPA) Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income and increase accumulated net realized loss on investments by $3,973,851. This was primarily the result of net foreign currency gains incurred for the year ended October 31,
1996. Net investment income, net realized gains and net assets were not affected by this change.

Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest have been provided for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Mutual
Fund Management LLC
(``PMF''). Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation (``PIC''); PIC furnishes investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly at an annual rate of .55 of 1% of the average daily net assets of the Portfolio.

The Portfolio had a distribution agreement with Prudential
Mutual Fund
Distributors, Inc. (``PMFD''), which acted as the
distributor of the Class A
shares of the Fund, through January 1, 1996. Effective
January 2, 1996
Prudential Securities Incorporated (``PSI''), became the
distributor of the
------------------------------------------------------------
--------------------

9 -----

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Notes to Financial Statements                       LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
Class A shares of the Fund and is serving the Fund under the same terms and conditions as under the arrangement with PMFD. PSI is also the distributor of the Class B and Class C shares of the Fund. The Portfolio compensated PMFD and
PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the ``Class A, B and C Plans''), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI, and PMFD for the period November 1, 1995 through January 1, 1996 with respect to Class A shares, for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .15 of 1%,
 .75 of 1% and .75 of
1%, of the average daily net assets of the Class A, B and C shares, respectively, for the year ended October 31, 1996.

PMFD and PSI has advised the Fund that they have received approximately $900 in front-end sales charges resulting from sales of Class A shares during the year ended October 31, 1996. From these fees, PMFD and PSI paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the year ended October 31, 1996, it received approximately $42,000 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders.

PMFD is a wholly-owned subsidiary of PMF; PSI and PMF are
indirect, wholly-owned
subsidiaries of The Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS'') a wholly-owned subsidiary of
PMF, serves as the Fund's transfer agent and during the year ended October 31,
1996, the Portfolio incurred fees of approximately $195,000 for the services of
PMFS. As of October 31, 1996, approximately $14,300 of such fees were due to
PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and options, for the year ended October 31, 1996 aggregated
$95,903,231 and
$107,457,142, respectively.

The United States federal income tax basis of the Fund's investments at October
31, 1996 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation of investments, for United States federal income tax purposes was $2,692,375 (gross unrealized appreciation--$3,302,975; gross unrealized depreciation-- $610,600).

For federal income tax purposes, the Portfolio had a capital loss carryforward as of October 31, 1996, of approximately $51,432,700 of which $4,580,300 expires in 2000, $32,949,600 expires in 2001, $12,011,000 expires in
2002, $1,565,600
expires in 2003 and $326,200 expires in 2004. Approximately
$10,932,300 of such
carryforward was assumed upon the merger of the Global
Assets Portfolio (Note
7). Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

At October 31, 1996, the Portfolio had outstanding forward currency contracts both to purchase and sell foreign currencies as follows:

                              Value at
Foreign Currency           Settlement Date     Current
Purchase Contracts             Payable          Value
Appreciation
-------------------------- ---------------   -----------   -
----------
Canadian Dollars,
  expiring 11/18/96.......   $ 1,125,497     $ 1,127,534
$   2,037

                              Value at
Foreign Currency           Settlement Date     Current
Appreciation
Sale Contracts               Receivable         Value
(Depreciation)
-------------------------- ---------------   -----------   -
----------
British Pounds,
  expiring 11/26/96.......   $   362,391     $   369,529
$  (7,138)
Canadian Dollars,
  expiring 11/26/96.......     1,722,196       1,728,833
(6,637)
Deutschemarks,
  expiring 11/26/96.......     2,644,955       2,660,263
(15,308)
European Currency Units,
  expiring 11/26/96.......     1,711,999       1,717,743
(5,744)
French Francs,
  expiring 3/17/97........     3,130,993       3,154,916
(23,923)

------------------------------------------------------------
--------------------
-----10

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Notes to Financial Statements                       LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

                              Value at
Foreign Currency           Settlement Date     Current
Appreciation
Sale Contracts               Receivable         Value
(Depreciation)
-------------------------- ---------------   -----------   -
----------
Irish Punts,
  expiring 11/26/96.......   $ 3,907,845     $ 3,948,595
$ (40,750)
Japanese Yen,
  expiring 11/26/96.......     4,118,610       4,070,328
48,282
Netherland Guilders,
  expiring 11/26/96.......    17,933,038      18,006,302
(73,264)
New Zealand Dollars,
  expiring 11/18/96.......     2,823,017       2,821,408
1,609
Spanish Pesetas,
  expiring 11/26/96.......       402,874         404,697
(1,823)
Swiss Francs,
  expiring 11/26/96.......     1,403,094       1,398,098
4,996
                           ---------------   -----------   -
----------
                             $40,161,012     $40,280,712
$(119,700)
                           ---------------   -----------   -
----------
                           ---------------   -----------   -
----------

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Portfolio, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of October 31,
1996, the Portfolio has a 0.17% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Portfolio represents
$1,446,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

Bear, Stearns & Co. Inc., 5.53%, in the principal amount of
$277,000,000,
repurchase price $277,042,550, due 11/1/96. The value of the collateral including accrued interest was $282,667,606.
CS First Boston Corp., 5.56%, in the principal amount of $100,000,000, repurchase price $100,015,444, due 11/1/96. The value of the collateral including accrued interest was $102,000,453.
Deutsche Bank Securities Corp., 5.55%, in the principal amount of $175,000,000, repurchase price $175,026,979, due 11/1/96. The value of the collateral including accrued interest was $178,500,400.

Morgan Stanley & Co., Inc., 5.65%, in the principal amount of $26,585,000, repurchase price $26,589,172, due 11/1/96. The value of the collateral including accrued interest was $27,128,601.

Smith Barney, Inc., 5.55%, in the principal amount of
$277,000,000, repurchase
price $277,042,704, due 11/1/96. The value of the collateral including accrued
interest was $282,541,278.
------------------------------------------------------------
Note 6. Capital

The Portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. The
Portfolio has authorized 1.5 billion shares of common stock at $.001 par value per share equally divided into Class A, B and C shares.

Transactions in shares of common stock for the fiscal years ended October 31,
1996 and 1995 were as follows.

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended October 31, 1996:
Shares sold.........................   2,325,511    $
19,588,772
Shares acquired in connection with
  acquisition of Global Assets
  Portfolio (Note 7)................   2,681,423
22,872,535
Shares issued in reinvestment of
  dividends.........................     229,876
1,972,625
Shares reacquired...................  (2,553,129)
(21,903,466)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion.................   2,683,681
22,530,466
Shares issued upon conversion from
  Class B...........................   2,976,230
25,476,313
                                      ----------    --------
----
Net increase in shares
  outstanding.......................   5,659,911    $
48,006,779
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------

11 -----

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Notes to Financial Statements                       LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

Class A                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended October 31, 1995:
Shares sold.........................   1,053,579    $
8,628,977
Shares issued in reinvestment of
  dividends and distributions.......      92,661
767,975
Shares reacquired...................  (3,098,461)
(25,766,282)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................  (1,952,221)
(16,369,330)
Shares issued upon conversion from
  Class B...........................     753,377
6,258,466
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (1,198,844)
$(10,110,864)
                                      ----------    --------
----
                                      ----------    --------
----

Class B
------------------------------------
Year ended October 31, 1996:
Shares sold.........................     109,083    $
932,602
Shares issued in reinvestment of
  dividends.........................     286,095
2,446,729
Shares reacquired...................  (5,250,123)
(44,558,838)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................  (4,854,945)
(41,179,507)
Shares reacquired upon conversion
  into Class A......................  (2,966,156)
(25,476,313)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (7,821,101)
$(66,655,820)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended October 31, 1995:
Shares sold.........................     185,701    $
1,562,291
Shares issued in reinvestment of
  dividends and distributions.......     592,358
4,959,179
Shares reacquired...................  (9,224,908)
(77,372,755)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion.................  (8,446,849)
(70,851,285)
Shares reacquired upon conversion
  into Class A......................    (751,567)
(6,258,466)
                                      ----------    --------
----
Net decrease in shares
  outstanding.......................  (9,198,416)
$(77,109,751)
                                      ----------    --------
----
                                      ----------    --------
----
Class C                                 Shares
Amount
------------------------------------  ----------    --------
----
Year ended October 31, 1996:
Shares sold.........................       5,939    $
52,000
Shares issued in reinvestment of
  dividends.........................          21
184
                                      ----------    --------
----
Increase in shares outstanding......       5,960    $
52,184
                                      ----------    --------
----
                                      ----------    --------
----
Year ended October 31, 1995:
Shares sold.........................         664    $
5,518
Shares issued in reinvestment of
  dividends and distributions.......           9
71
Shares reacquired...................        (606)
(5,083)
                                      ----------    --------
----
Net increase in shares
  outstanding.......................          67    $
506
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
Note 7. Acquisition of Global Assets Portfolio

On January 19, 1996, the Limited Maturity Portfolio acquired all the net assets
of the Global Assets Portfolio pursuant to a plan of
reorganization approved by
the Global Assets Portfolio shareholders on January 12,
1996. The acquisition
was accomplished by a tax-free exchange of 2,681,423 Class A shares of the
Limited Maturity Portfolio valued at $22,872,534 on January
19, 1996. The net
assets of the Limited Maturity Portfolio and Global Assets
Portfolio immediately
before the acquisition were $117,661,601 and $22,872,534
(including $1,001,747
of net unrealized appreciation), respectively.
------------------------------------------------------------
Note 8. Dividends

On December 12, 1996, the Board of Directors of the Fund
declared a Special
Ordinary Income Dividend of $0.275 per Class A, B, and C
Shares, payable on
December 20, 1996 to shareholders of record on December 17,
1996.
------------------------------------------------------------
--------------------
-----12

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Financial Highlights                                LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

Class A
                                             ---------------
-----------------------------------------

Year Ended October 31,
                                             ---------------
-----------------------------------------
                                              1996
1995        1994        1993         1992
                                             -------     ---
----     -------     -------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year........   $  8.39     $
8.56     $  9.29     $  9.16     $   9.97
                                             -------     ---
----     -------     -------     --------
Income from investment operations
Net investment income.....................       .60
 .61         .70         .97          .96
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...........................       .40
(.21)       (.86)       (.26)        (.95)
                                             -------     ---
----     -------     -------     --------
   Total from investment operations.......      1.00
 .40        (.16)        .71          .01
                                             -------     ---
----     -------     -------     --------
Less distributions
Dividends from net investment income......      (.57)
(.48)         --        (.58)        (.82)
Tax return of capital distributions.......        --
(.09)       (.57)         --           --
                                             -------     ---
----     -------     -------     --------
   Total distributions....................      (.57)
(.57)       (.57)       (.58)        (.82)
                                             -------     ---
----     -------     -------     --------
Net asset value, end of year..............   $  8.82     $
8.39     $  8.56     $  9.29     $   9.16
                                             -------     ---
----     -------     -------     --------
                                             -------     ---
----     -------     -------     --------
TOTAL RETURN(a):..........................     12.35%
4.92%      (1.89)%      7.96%       (0.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).............   $69,051
$18,216     $28,841     $59,458     $101,358
Average net assets (000)..................   $53,284
$20,153     $38,000     $70,347     $119,171
Ratios to average net assets:
   Expenses, including distribution
      fees................................      1.32%
1.21%       1.17%       1.02%        1.08%
   Expenses, excluding distribution
      fees................................      1.17%
1.06%       1.02%        .87%         .93%
   Net investment income..................      7.12%
7.25%       7.67%      10.81%        9.93%
Portfolio turnover rate...................       101%
199%        232%        307%         180%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Financial Highlights                                LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------

Class B                               Class C
                                              --------------
---------------------------------------------     --------

Year

Ended

October

Year Ended October 31,                          31,
                                              --------------
---------------------------------------------     --------
                                               1996
1995         1994         1993         1992         1996
                                              -------     --
------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......    $  8.42     $
8.56     $   9.29     $   9.16     $   9.97     $   8.42
                                              -------     --
------     --------     --------     --------     --------
Income from investment operations
Net investment income.....................        .55
 .56          .62          .88          .88          .55
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...........................        .40
(.19)        (.86)        (.26)        (.95)         .40
                                              -------     --
------     --------     --------     --------     --------
   Total from investment operations.......        .95
 .37         (.24)         .62         (.07)         .95
                                              -------     --
------     --------     --------     --------     --------
Less distributions
Dividends from net investment income......       (.52)
(.43)          --         (.49)        (.74)        (.52)
Tax return of capital distributions.......         --
(.08)        (.49)          --           --           --
                                              -------     --
------     --------     --------     --------     --------
   Total distributions....................       (.52)
(.51)        (.49)        (.49)        (.74)        (.52)
                                              -------     --
------     --------     --------     --------     --------
Net asset value, end of period............    $  8.85     $
8.42     $   8.56     $   9.29     $   9.16     $   8.85
                                              -------     --
------     --------     --------     --------     --------
                                              -------     --
------     --------     --------     --------     --------
TOTAL RETURN(a):..........................      11.61%
4.60%       (2.62)%       7.00%       (0.86)%      11.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........    $44,804
$108,454     $188,966     $375,013     $606,899     $     54
Average net assets (000)..................    $70,794
$139,248     $281,143     $474,175     $814,734     $      4
Ratios to average net assets:
   Expenses, including distribution
      fees................................       1.92%
1.83%        1.97%        1.87%        1.93%        1.92%
   Expenses, excluding distribution
      fees................................       1.17%
1.08%        1.02%         .87%         .93%        1.17%
   Net investment income..................       6.51%
6.61%        6.82%        9.42%        9.05%        6.35%
Portfolio turnover rate...................        101%
199%         232%         307%         180%         101%

                                               Year
August 1,
                                              Ended
1994(c)
                                             October
Through
                                                31,
October 31,
                                               1995
1994
                                            -----------
-----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......    $  8.56
$    8.61
                                            -----------
-----------
Income from investment operations
Net investment income.....................        .54
 .14
Net realized and unrealized gain (loss) on
   investment and foreign currency
   transactions...........................       (.17)
(.06)
                                            -----------
-----------
   Total from investment operations.......        .37
 .08
                                            -----------
-----------
Less distributions
Dividends from net investment income......       (.43)
--
Tax return of capital distributions.......       (.08)
(.13)
                                            -----------
-----------
   Total distributions....................       (.51)
(.13)
                                            -----------
-----------
Net asset value, end of period............    $  8.42
$    8.56
                                            -----------
-----------
                                            -----------
-----------
TOTAL RETURN(a):..........................       4.60%
0.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........    $   755(d)
$     200(d)
Average net assets (000)..................    $ 1,461(d)
$     199(d)
Ratios to average net assets:
   Expenses, including distribution
      fees................................       1.70%
 .93%(b)
   Expenses, excluding distribution
      fees................................        .95%
 .18%(b)
   Net investment income..................       6.43%
7.02%(b)
Portfolio turnover rate...................        199%
232%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Figures are actual and not rounded to the nearest thousand.

------------------------------------------------------------
--------------------
-----14                                       See Notes to
Financial Statements.

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Independent Auditors' Report                        LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors
Prudential Global Limited Maturity Fund, Inc.
Limited Maturity Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prudential Global Limited
Maturity Fund, Inc.,
Limited Maturity Portfolio, as of October 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility
is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential Global
Limited Maturity Fund, Inc., Limited Maturity Portfolio, as of October 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
December 12, 1996
------------------------------------------------------------
--------------------

15 -----

PRUDENTIAL GLOBAL LIMITED
                                                    MATURITY
FUND, INC.
Other Information                                   LIMITED
MATURITY PORTFOLIO
------------------------------------------------------------
--------------------
At an annual shareholder meeting held on October 30, 1996, shareholders elected
Edward D. Beach, Delayne D. Gold, Robert F. Gunia, Donald D.
Lennox, Douglas H.
McCorkindale, Mendel A. Melzer, Thomas T. Mooney, Stephen P.
Munn, Richard A.
Redeker, Robin B. Smith, Louis A. Weil, III, and Clay T. Whitehead as directors of the Fund. Shareholders also approved the proposed selection of independent accountants for the Fund conditioned upon the right by vote of a majority of such Fund's outstanding voting shares at any meeting called for the purpose to terminate such employment forthwith without penalties. The results of the matters voted upon were as follows:


Number of Shares(a)

------------------------------------------------------

For                   Against               Abstain

----------               -------               -------
Election of Edward D. Beach
6,781,020                    --               111,011
Election of Delayne D. Gold
6,781,020                    --               111,011
Election of Robert F. Gunia
6,781,020                    --               111,011
Election of Donald D. Lennox
6,781,020                    --               111,011
Election of Douglas H. McCorkindale
6,781,020                    --               111,011
Election of Mendel A. Melzer
6,781,020                    --               111,011
Election of Thomas T. Mooney
6,781,020                    --               111,011
Election of Stephen P. Munn
6,781,020                    --               111,011
Election of Richard A. Redeker
6,781,020                    --               111,011
Election of Robin B. Smith
6,781,020                    --               111,011
Election of Louis A. Weil, III
6,781,020                    --               111,011
Election of Clay T. Whitehead
6,781,020                    --               111,011
Selection of Independent Accountants*
6,781,020                 1,909               109,102

(a) The number of common shares issued, outstanding and eligible to vote were
    13,742,834. Quorum was 6,892,031 or 50.15% of eligible
voting shares.

 * Proposal requires the 1940 Act majority passage. This act requires the
   affirmative vote of the lesser of: (1) 67% or more shares
represented at the
   meeting are in favor as long as quorum is present or (2)
a majority of a
   fund's outstanding.
------------------------------------------------------------
--------------------
-----16

Comparing A $10,000 Investment.

Prudential Global Limited Maturity Fund, Inc.: Limited
Maturity Portfolio vs. J.P. Morgan Global ST Index.

// Prudential Global Limited Maturity Fund, Inc.: Limited
Maturity Portfolio

-- J.P. Morgan Global ST Index

Average Annual Total Returns            Class A
With Sales Load                         (GRAPH)
5.0% Since Inception
3.9% for 5 Years
9.0% for 1 Year

Without Sales Load
5.5% Since Inception
4.5% for 5 Years
12.4% for 1 Year

Average Annual Total Returns            Class B
With Sales Load                         (GRAPH)
4.7% Since Inception
3.8% for 5 Years
8.6% for 1 Year

Without Sales Load
4.7% Since Inception
3.8% for 5 Years
11.6% for 1 Year

Average Annual Total Returns            Class C
With Sales Load                         (GRAPH)
7.5% Since Inception
10.6% for 1 Year

Without Sales Load
7.5% Since Inception
11.6% for 1 Year

Past performance is not indicative of future of results. Investment return and principal will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The charts on the right are designed to give you an idea how much the Portfolio's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual returns since the inception of Class A and B shares on November 1, 1990.These graphs are furnished to you in accordance with SEC regulations. They compare a
$10,000 investment in the Prudential Global Limited Maturity
Fund: Limited
Maturity Portfolio (Class A, Class B and Class C) with a similar investment in the J.P. Morgan Global Short-Term Index (GSTI) by portraying the initial account values and the commencement of operations of Class A, Class B and Class
C shares and subsequent account values at the end of each fiscal year (October
31) beginning in 1990 for Class A and Class B shares and 1994 for Class C shares. For purposes of the graphs and unless otherwise indicated, the accompanying tables, it has been assumed that (a) the current maximum sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and C shares, assuming full redemption of shares on October 31, 1996; (c) all recurring fees (including management fees) were deducted; and (d)all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. This conversion feature is not reflected in above graphs.

The J.P. Morgan Global Short-Term Index is a weighted index of liquid, short-term government bonds of the following nations: Belgium, Sweden, Germany,
Australia, Canada, Denmark, France, Italy, Japan, the
Netherlands, Spain, the
United States and the United Kingdom. The GSTI is an unmanaged index and changes in market capitalization in the GSTI are revised monthly. The GSTI does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The securities which comprise the GSTI may differ substantially from the securities held by the Portfolio. The GSTI is not the only index that may be used to characterize performance of global income funds and other indices may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com
(LOGO)

Directors
Edward D. Beach
Delayne D. Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY  10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

74433F108                    MF144E
74433F207                    Cat. #4443632
74433F504
74433F603